N-4	Dec. 06, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln New York Account N for Variable Annuities
Entity Central Index Key	0001093278
Entity Investment Company Type	N-4
Document Period End Date	Dec. 06, 2024
Amendment Flag	false
Item 10. Benefits Available (N-4) [Text Block]

Living Benefit Riders - Lincoln Market Select® Advantage. For Lincoln Market Select® Advantage riders elected on and after February 18, 2025:

●	The Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) must be under age 86 at the time the Contract is issued.
●	The original Enhancement Period is up to a 10-year period that begins on the effective date of the rider.
●	After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the protected lifetime income fee may increase each time the Protected Income Base increases as a result of the Enhancement. See the prospectus for details on how you may opt out of this fee increase.

Annuity Payouts. Beginning February 18, 2025, when you apply for a Contract, you may select any Annuity Commencement Date that is prior to the Annuitant’s 99th birthday.

Lincoln Market Select® Advantage [Member]
Prospectus:
Operation of Benefit [Text Block]
●	The Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) must be under age 86 at the time the Contract is issued.
●	The original Enhancement Period is up to a 10-year period that begins on the effective date of the rider.
●	After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the protected lifetime income fee may increase each time the Protected Income Base increases as a result of the Enhancement. See the prospectus for details on how you may opt out of this fee increase.